Unaudited Interim Condensed Consolidated Statements of Cash Flows	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Profit for the period	RM 10,978,614	$ 2,607,994	RM 3,363,521
Adjustments to reconcile net profit to net cash used in operating activities:
Provisions	(31,361)	(7,450)	(114,290)
Depreciation	2,452,065	582,494	1,226,224
Amortization	62,867	14,934	41,442
Imputed interest of lease liability	10,781	2,561	7,805
Finance costs	190,716	45,305	193,434
Overdraft charges	78,643	18,682	78,027
Income tax expenses	1,646,846	391,212	1,580,764
Gain on disposal of plant & equipment	(460)	(109)
Gain on lease termination	(4,790)	(1,138)
Operating cash flows before movements in working capital	15,383,921	3,654,485	6,376,927
Trade receivables	(9,423,480)	(2,238,568)	(5,747,931)
Other receivables and prepayment	2,095,752	497,851	2,389,849
Other payables and accrued liabilities	396,431	94,174	321,348
Trade payables	555,146	131,876	2,656,836
Deferred revenue			(2,541,920)
Cash generated from operations	9,007,770	2,139,818	3,455,109
Income tax paid	(1,043,652)	(247,922)
Net cash provided by operating activities	7,964,118	1,891,896	3,455,109
Investing activities
Purchase of plant and equipment	(26,858,184)	(6,380,222)	(4,664,732)
Proceeds from disposal of plant and equipment	833,172	197,922
Net cash used in investing activities	(26,025,012)	(6,182,300)	(4,664,732)
Financing activities
Issuance of ordinary shares upon IPO, net	20,012,328	4,753,973
Repayment of lease liabilities	(172,246)	(40,918)	(42,813)
Increase in fixed deposits	(18,832)	(4,474)	(27,580)
Overdraft charges paid	(78,643)	(18,682)	(78,027)
Repayment of bank loans	(541,547)	(128,646)	(193,434)
Loan interest paid	(190,716)	(45,305)	(471,402)
Proceeds from bank loans			1,000,000
Proceeds from amount due to shareholders			(886)
Proceeds from amount due to directors			(219,866)
Net cash (used in)/provided by financing activities	19,010,344	4,515,948	(34,008)
Net (decrease)/increase in cash and cash equivalents	949,450	225,544	(1,243,631)
Cash and cash equivalents at beginning of period	370,129	87,926	(241,006)
Cash and cash equivalents at end of period	RM 1,319,579	$ 313,470	RM (1,484,637)